Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	$ 1,268
2020	1,277
2021	1,315
2022	1,350
2023	1,390
Thereafter	1,745
Total	$ 8,345